Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 140.1%
	Aerospace & Defense: 4.3%
895,000	AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/20/28	$923,688	0.5
420,000	ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/26	422,100	0.2
336,600	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.500%, (US0006M + 3.500%), 01/17/27	337,073	0.2
416,850	Amentum Government Services Holdings LLC Term Loan B, 3.593%, (US0001M + 3.500%), 01/29/27	416,590	0.2
1,314,628	American Airlines, Inc. 2018 Term Loan B, 1.840%, (US0001M + 1.750%), 06/27/25	1,220,504	0.7
315,000	Brown Group Holding, LLC Term Loan B, 2.881%, (US0003M + 2.750%), 04/27/28	314,935	0.2
1,785,732	Maxar Technologies Ltd. Term Loan B, 2.844%, (US0001M + 2.750%), 10/04/24	1,769,310	1.0
1,225,000	Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/28	1,229,485	0.7
460,000	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/27	482,841	0.3
477,525	TransDigm, Inc. 2020 Term Loan E, 2.343%, (US0001M + 2.250%), 05/30/25	471,990	0.3
		7,588,516	4.3

	Air Transport: 0.5%
870,000	United Airlines, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 04/21/28	878,537	0.5

	Auto Components: 0.5%
799,910	Broadstreet Partners, Inc. 2020 Term Loan B, 3.343%, (US0001M + 3.250%), 01/27/27	794,133	0.5

	Automotive: 4.5%
482,822	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/24	483,224	0.3
280,000	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/28	282,158	0.2
268,605	Belron Finance US LLC 2018 Term Loan B, 2.438%, (US0003M + 2.250%), 11/13/25	267,934	0.1
1,356,120	Clarios Global LP 2021 USD Term Loan B, 3.343%, (US0001M + 3.250%), 04/30/26	1,351,671	0.8
187,625	Dealer Tire, LLC 2020 Term Loan B, 4.341%, (US0001M + 4.250%), 12/12/25	188,000	0.1
EUR 960,175	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,167,226	0.7
760,865	Gates Global LLC 2021 Term Loan B3, 3.500%, (US0001M + 2.750%), 03/31/27	759,582	0.4
547,400	Holley Purchaser, Inc. Term Loan B, 5.186%, (US0003M + 5.000%), 10/24/25	547,400	0.3
917,700	Les Schwab Tire Centers Term Loan B, 4.250%, (US0006M + 3.500%), 11/02/27	919,994	0.5
490,000	Truck Hero, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 01/31/28	491,123	0.3
989,975	Wand NewCo 3, Inc. 2020 Term Loan, 3.093%, (US0001M + 3.000%), 02/05/26	981,789	0.6
390,000	Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 04/23/28	391,584	0.2
		7,831,685	4.5

	Beverage & Tobacco: 0.9%
250,000	City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/28	250,931	0.1
902,286	Sunshine Investments B.V. USD Term Loan B3, 3.156%, (US0003M + 3.000%), 03/28/25	897,775	0.5
505,000	Triton Water Holdings, Inc Term Loan, 4.000%, (US0003M + 3.500%), 03/31/28	505,271	0.3
		1,653,977	0.9

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Brokers: 0.1%
235,000	Park River Holdings Inc Term Loan, 4.000%, (US0003M + 3.250%), 12/28/27	$234,035	0.1

	Brokers, Dealers & Investment Houses: 0.9%
969,696	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.593%, (US0001M + 2.500%), 08/27/25	939,220	0.5
602,000	Forest City Enterprises, L.P. 2019 Term Loan B, 3.593%, (US0001M + 3.500%), 12/08/25	590,874	0.4
		1,530,094	0.9

	Building & Development: 5.7%
325,000	ACProducts, Inc. 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 05/05/28	324,323	0.2
185,000	Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/28	185,694	0.1
776,100	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0003M + 4.000%), 10/19/27	778,186	0.4
1,691,463	Core & Main LP 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 08/01/24	1,691,815	1.0
1,220,000	Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/28	1,221,677	0.7
180,000	CP Atlas Buyer, Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 11/23/27	179,944	0.1
420,000	Empire Today, LLC 2021 Term Loan B, 5.750%, (US0001M + 5.000%), 04/03/28	421,050	0.2
435,000	Foundation Building Materials Holding Company LLC 2021 Term Loan, 5.750%, (US0003M + 3.250%), 02/03/28	432,621	0.3
742,063	Henry Company LLC Term Loan B, 5.000%, (US0003M + 4.000%), 10/05/23	744,729	0.4
290,000	Kodiak Building Partners Inc. Term Loan B, 4.000%, (US0003M + 3.250%), 03/12/28	289,698	0.2
162,727	LBM Acquisition LLC Delayed Draw Term Loan, 4.738%, (US0003M + 3.750%), 12/17/27	162,640	0.1
732,273	LBM Acquisition LLC Term Loan B, 4.500%, (US0003M + 3.750%), 12/17/27	731,880	0.4
219,450	LEB Holdings (USA), Inc Term Loan B, 4.093%, (US0001M + 4.000%), 11/02/27	220,273	0.1
568,989	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	569,285	0.3
372,656	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0003M + 5.500%), 11/09/26	375,917	0.2
515,938	Quikrete Holdings, Inc. Term Loan B, 2.593%, (US0001M + 2.500%), 02/01/27	513,082	0.3
370,000	SRS Distribution Inc. 2021 Term Loan B, 3.881%, (US0003M + 3.750%), 06/04/28	369,846	0.2
517,953	Werner FinCo LP 2017 Term Loan, 5.000%, (US0003M + 4.000%), 07/24/24	519,895	0.3
299,217	Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/26	299,297	0.2
		10,031,852	5.7

	Business Equipment & Services: 17.6%
1,150,000	AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/28	1,146,621	0.7
285,000	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0003M + 3.750%), 05/12/28	285,950	0.2
290,000	Ankura Consulting Group, LLC Term Loan, 5.250%, (US0003M + 4.500%), 03/17/28	291,813	0.2
148,875	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0003M + 4.000%), 12/13/26	149,096	0.1
955,350	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	955,798	0.5
324,085	Atlas CC Acquisition Corp Term Loan B, 4.381%, (US0003M + 4.250%), 04/28/28	324,287	0.2
65,915	Atlas CC Acquisition Corp Term Loan C, 4.381%, (US0003M + 4.250%), 04/28/28	65,957	0.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
335,000		Belfor Holdings Inc. Term Loan B, 4.093%, (US0001M + 4.000%), 04/06/26	$336,675	0.2
631,508		Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0003M + 3.750%), 05/21/24	633,244	0.4
449,034		Cambium Learning Group, Inc. Term Loan B, 4.703%, (US0003M + 4.500%), 12/18/25	451,279	0.3
428,925		Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/26	429,783	0.2
233,238		Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/27	233,893	0.1
778,458		Castle US Holding Corporation USD Term Loan B, 3.953%, (US0003M + 3.750%), 01/29/27	775,782	0.4
320,000		Cimpress Public Limited Company USD Term Loan B, 4.000%, (US0003M + 3.500%), 04/30/28	320,400	0.2
150,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/29	150,750	0.1
104,762	(1)	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	104,860	0.1
500,238		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	500,707	0.3
1,155,000		Endure Digital Inc. Term Loan, 4.250%, (US0003M + 3.500%), 02/10/28	1,150,308	0.7
435,000		Ensono, LP 2021 Term Loan, 4.086%, (US0001M + 4.000%), 05/19/28	435,136	0.2
1,244,900		EVO Payments International LLC 2018 1st Lien Term Loan, 3.350%, (US0001M + 3.250%), 12/22/23	1,242,877	0.7
229,422		First Advantage Holdings, LLC 2021 Term Loan B, 3.343%, (US0001M + 3.000%), 01/31/27	228,896	0.1
244,621		Flexential Intermediate Corporation 2nd Lien Term Loan, 7.434%, (US0003M + 7.250%), 08/01/25	218,385	0.1
611,100		GreenSky Holdings, LLC 2018 Term Loan B, 3.375%, (US0001M + 3.250%), 03/31/25	598,878	0.3
150,000		IG Investment Holdings, LLC 2021 Incremental Term Loan, 3.881%, (US0003M + 3.750%), 05/23/25	150,500	0.1
420,000		ION Trading Finance Limited 2021 USD Term Loan, 4.952%, (US0003M + 4.750%), 04/01/28	422,056	0.2
510,000		Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 12/01/27	510,956	0.3
149,625		Mermaid BidCo Inc USD Term Loan B, 5.000%, (US0003M + 4.250%), 12/22/27	149,812	0.1
798,500		Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	800,995	0.5
550,000		Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0006M + 7.250%), 06/13/25	557,955	0.3
505,000		Nielsen Consumer Inc. 2021 USD Term Loan B, 4.108%, (US0003M + 4.000%), 03/06/28	507,146	0.3
172,158		Nielsen Finance LLC 2020 USD Term Loan B5, 4.750%, (US0001M + 3.750%), 06/04/25	172,678	0.1
421,905		PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 01/03/25	422,813	0.2
1,450,599		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.343%, (US0001M + 3.250%), 05/01/25	1,439,870	0.8
875,960		Red Ventures, LLC 2020 Term Loan B2, 2.593%, (US0001M + 2.500%), 11/08/24	870,266	0.5
115,000		Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.093%, (US0001M + 7.000%), 05/29/26	115,719	0.1
764,127		Renaissance Learning, Inc. 2018 Add On Term Loan, 3.343%, (US0001M + 3.250%), 05/30/25	757,851	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
856,238		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	$851,064	0.5
265,340		Rockwood Service Corporation 2020 Term Loan, 4.093%, (US0001M + 4.000%), 01/23/27	266,501	0.2
66,000	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.131%, (US0003M + 4.000%), 10/29/27	66,454	0.0
269,000		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	270,849	0.2
605,000		Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0003M + 4.000%), 04/30/28	600,337	0.3
768,153		Solera Holdings, Inc. USD Term Loan B, 2.863%, (US0001M + 2.750%), 03/03/23	768,371	0.4
490,000		Spin Holdco Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/01/28	489,524	0.3
950,312		SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 4.453%, (US0003M + 4.250%), 07/30/25	919,546	0.5
757,900		SurveyMonkey Inc. 2018 Term Loan B, 3.820%, (US0001W + 3.750%), 10/10/25	756,005	0.4
EUR 460,420		Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.625%, (EUR003M + 2.625%), 07/15/25	559,441	0.3
24,194	(1)	Therma Intermediate LLC, 2020 Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 12/16/27	24,224	0.0
125,492		Therma Intermediate LLC, 2020 Term Loan, 4.750%, (US0001M + 4.000%), 12/16/27	125,649	0.1
185,000		Thoughtworks, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 03/23/28	185,000	0.1
149,625		TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	150,303	0.1
1,564,875		Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.147%, (US0003M + 4.000%), 08/20/25	1,546,414	0.9
EUR 1,000,000		Verisure Holding AB 2020 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/20/26	1,218,460	0.7
930,630		Verscend Holding Corp. 2021 Term Loan B, 4.093%, (US0001M + 4.000%), 08/27/25	933,539	0.5
250,000		Virtusa Corporation Term Loan B, 5.000%, (US0001M + 4.250%), 02/11/28	251,745	0.1
972,843		VM Consolidated, Inc. 2021 Term Loan B, 3.445%, (US0003M + 3.250%), 03/19/28	970,867	0.6
485,100		VS Buyer, LLC Term Loan B, 3.093%, (US0001M + 3.000%), 02/28/27	483,685	0.3
617,538		West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/24	599,612	0.3
963,000		Yak Access, LLC 2018 1st Lien Term Loan B, 5.093%, (US0001M + 5.000%), 07/11/25	881,145	0.5
240,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 10.191%, (US0003M + 10.000%), 07/10/26	197,400	0.1
			31,026,127	17.6

		Cable & Satellite Television: 1.7%
989,975		CSC Holdings, LLC 2019 Term Loan B5, 2.598%, (US0001M + 2.500%), 04/15/27	986,510	0.6
1,252,592		Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/26	1,256,114	0.7
695,000		Virgin Media Bristol LLC USD Term Loan N, 2.601%, (US0001M + 2.500%), 01/31/28	691,622	0.4
			2,934,246	1.7

		Chemicals & Plastics: 3.9%
300,435		Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 08/27/26	305,270	0.2
905,744		Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0003M + 4.250%), 08/01/25	908,575	0.5
545,000		CPC Acquisition Corp Term Loan, 4.500%, (US0006M + 3.750%), 12/29/27	543,637	0.3
100,000		NIC Acquisition Corp. Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/28	100,875	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
EUR 469,562	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	$571,891	0.3
228,850	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/25	229,794	0.1
1,058,333	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,060,097	0.6
530,000	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0003M + 2.750%), 01/29/26	528,543	0.3
215,000	Lonza Group AG USD Term Loan B, 4.131%, (US0003M + 4.000%), 04/29/28	215,235	0.1
742,900	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.848%, (US0001M + 4.750%), 10/15/25	745,686	0.4
150,000	Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/27	150,844	0.1
82,172	PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 02/07/27	82,244	0.1
250,000	PQ Corporation 2021 Term Loan B, 2.881%, (US0003M + 2.750%), 05/26/28	250,469	0.1
390,000	Sparta U.S. HoldCo LLC 2021 Term Loan, 3.631%, (US0003M + 3.500%), 05/04/28	390,853	0.2
868,038	Starfruit Finco B.V 2018 USD Term Loan B, 2.848%, (US0001M + 2.750%), 10/01/25	862,161	0.5
		6,946,174	3.9

	Clothing/Textiles: 0.1%
255,000	Birkenstock GmbH & Co. KG USD Term Loan B, 3.881%, (US0003M + 3.750%), 04/27/28	255,199	0.1

	Conglomerates: 0.7%
1,187,025	Energizer Holdings, Inc. 2020 Term Loan, 2.750%, (US0001M + 2.250%), 12/22/27	1,188,360	0.7

	Consumer, Cyclical: 0.3%
355,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/27	379,362	0.2
185,000	WellPet - TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/27	185,578	0.1
		564,940	0.3

	Consumer, Non-cyclical: 0.3%
468,684	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.202%, (US0003M + 6.000%), 10/01/24	463,119	0.3

	Containers & Glass Products: 5.5%
695,000	Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/28	691,633	0.4
1,558,569	BWAY Holding Company 2017 Term Loan B, 3.385%, (US0003M + 3.250%), 04/03/24	1,523,084	0.9
752,324	Charter NEX US, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/01/27	756,380	0.4
1,919,622	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.452%, (US0003M + 3.250%), 06/29/25	1,900,293	1.1
235,119	Graham Packaging Company Inc. 2021 Term Loan, 3.750%, (US0001M + 3.000%), 08/04/27	235,373	0.1
378,414	Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/26	377,468	0.2
680,000	Proampac PG Borrower LLC 2020 Term Loan, 5.000%, (US0003M + 4.000%), 11/03/25	681,558	0.4
255,000	Proampac PG Borrower LLC 2021 Term Loan, 3.881%, (US0003M + 3.750%), 11/03/25	255,438	0.1
633,413	Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.343%, (US0001M + 3.250%), 02/05/26	629,124	0.4
724,636	Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.843%, (US0001M + 2.750%), 02/05/23	724,284	0.4
1,380,800	Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.843%, (US0001M + 2.750%), 10/31/24	1,373,465	0.8

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
149,625		Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/27	$150,093	0.1
76,205	(1)	TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan, 3.750%, (US0003M + 3.250%), 03/03/28	75,743	0.0
338,795		TricorBraun Holdings, Inc. 2021 Term Loan, 3.750%, (US0003M + 3.250%), 03/03/28	336,741	0.2
			9,710,677	5.5

		Cosmetics/Toiletries: 0.7%
487,222		Anastasia Parent, LLC 2018 Term Loan B, 3.953%, (US0003M + 3.750%), 08/11/25	354,251	0.2
805,111		Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.093%, (US0001M + 4.000%), 06/30/24	802,930	0.5
			1,157,181	0.7

		Drugs: 1.3%
220,000		ANI Pharmaceuticals, Inc Term Loan B, 5.631%, (US0003M + 5.500%), 04/27/28	217,250	0.1
920,000		Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 04/21/28	925,093	0.5
1,230,000		Organon & Co USD Term Loan, 3.131%, (US0003M + 3.000%), 04/07/28	1,230,256	0.7
			2,372,599	1.3

		Ecological Services & Equipment: 0.6%
150,000		Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/28	150,000	0.1
821,988		GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0001M + 3.000%), 05/30/25	824,613	0.5
			974,613	0.6

		Electronics/Electrical: 20.2%
11,538		Allegro Microsystems, Inc. Term Loan, 4.250%, (US0003M + 3.750%), 09/30/27	11,524	0.0
245,000		Aspect Software, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/28	241,631	0.1
1,330,576		Banff Merger Sub Inc 2021 USD Term Loan, 3.843%, (US0001M + 3.750%), 10/02/25	1,326,072	0.8
706,450		Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/25	709,011	0.4
125,000		Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/28	127,656	0.1
270,067		Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.093%, (US0001M + 4.000%), 04/18/25	270,371	0.2
1,179,338		By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/26	1,179,706	0.7
433,913		Cloudera, Inc. Term Loan B, 3.250%, (US0001M + 2.500%), 12/22/27	434,003	0.2
533,597		Cohu, Inc. 2018 Term Loan B, 3.172%, (US0003M + 3.000%), 10/01/25	532,596	0.3
154,613		CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/29/27	155,386	0.1
109,059	(1)	Constant Contact Inc Delayed Draw Term Loan, 4.131%, (US0003M + 4.000%), 02/10/28	108,991	0.1
405,941		Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/28	405,687	0.2
150,000		CoreLogic, Inc. 2nd Lien Term Loan, 6.694%, (US0003M + 6.500%), 04/13/29	151,312	0.1
975,000		CoreLogic, Inc. Term Loan, 3.631%, (US0003M + 3.500%), 04/13/28	973,050	0.6
414,394		Cornerstone OnDemand, Inc. 2021 Term Loan B, 3.343%, (US0001M + 3.250%), 04/22/27	415,085	0.2
450,000		Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/27	451,453	0.3
767,338		EagleView Technology Corporation 2018 Add On Term Loan B, 3.635%, (US0003M + 3.500%), 08/14/25	756,115	0.4
254,257		Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.368%, (US0002M + 4.250%), 06/26/25	250,019	0.1
766,150		Epicor Software Corporation 2020 Term Loan, 4.000%, (US0001M + 3.250%), 07/30/27	766,589	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
455,000		Grab Holdings Inc Term Loan B, 5.500%, (US0006M + 4.500%), 01/29/26	$464,100	0.3
758,100		Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 4.000%), 12/01/27	760,864	0.4
393,571		Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.930%, (US0003M + 3.750%), 03/05/28	394,900	0.2
1,225,741		Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	1,231,104	0.7
88,000		Hyland Software, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0001M + 6.250%), 07/07/25	88,467	0.1
410,181		Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	412,531	0.2
455,000		Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	457,275	0.3
1,237,500		Informatica LLC, 2020 USD Term Loan B, 3.343%, (US0001M + 3.250%), 02/25/27	1,232,376	0.7
715,000		Ingram Micro Inc. 2021 Term Loan B, 3.631%, (US0003M + 3.500%), 03/31/28	716,787	0.4
160,000		Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/27	159,750	0.1
788,025		LogMeIn, Inc. Term Loan B, 4.845%, (US0001M + 4.750%), 08/31/27	789,174	0.5
160,069		MA FinanceCo., LLC USD Term Loan B3, 2.843%, (US0001M + 2.750%), 06/21/24	158,689	0.1
585,000		Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.131%, (US0003M + 5.000%), 05/03/28	586,767	0.3
577,358		McAfee, LLC 2018 USD Term Loan B, 3.843%, (US0001M + 3.750%), 09/30/24	578,360	0.3
2,291,875		MH Sub I, LLC 2017 1st Lien Term Loan, 3.593%, (US0001M + 3.500%), 09/13/24	2,284,099	1.3
EUR 1,000,000		OVH Groupe SAS EUR Term Loan B, 3.250%, (EUR001M + 3.250%), 12/04/26	1,218,688	0.7
315,000		Panther Commercial Holdings L.P Term Loan, 5.000%, (US0001M + 4.500%), 01/07/28	315,738	0.2
558,600		Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	559,298	0.3
1,024,647		Project Boost Purchaser, LLC 2019 Term Loan B, 3.594%, (US0001M + 3.500%), 06/01/26	1,018,883	0.6
730,769		Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/24	733,783	0.4
1,411,158		Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.436%, (US0003M + 4.250%), 05/16/25	1,414,686	0.8
750,000		Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.436%, (US0003M + 8.250%), 05/18/26	750,750	0.4
1,275,000		Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/28	1,270,654	0.7
203,935	(1)	Redstone Buyer LLC 2021 Delayed Draw Term Loan, 4.881%, (US0003M + 4.750%), 04/27/28	202,661	0.1
521,065		Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/28	517,808	0.3
371,480		Riverbed Technology, Inc. 2020 Term Loan B, 7.000%, (US0003M + 6.000%), 12/31/25	355,083	0.2
1,372,000		Rocket Software, Inc. 2018 Term Loan, 4.343%, (US0001M + 4.250%), 11/28/25	1,350,277	0.8
189,525		Sabre GLBL Inc. 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/17/27	191,124	0.1
1,080,662		Seattle Spinco, Inc. USD Term Loan B3, 2.843%, (US0001M + 2.750%), 06/21/24	1,071,341	0.6
780,708		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.843%, (US0001M + 2.750%), 02/05/24	770,852	0.4
624,000		SonicWall US Holdings Inc. 1st Lien Term Loan, 3.650%, (US0003M + 3.500%), 05/16/25	617,760	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
265,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.650%, (US0003M + 7.500%), 05/18/26	$250,425	0.1
871,082		Surf Holdings, LLC USD Term Loan, 3.676%, (US0003M + 3.500%), 03/05/27	866,969	0.5
472,625		Tech Data Corporation ABL Term Loan, 3.593%, (US0001M + 3.500%), 06/30/25	474,279	0.3
266,814		Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.203%, (US0003M + 5.000%), 05/29/26	238,512	0.1
288,466	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 2.500% (PIK Rate 6.500%, Cash Rate 2.500%), 02/28/25	295,677	0.2
149,063		Ultra Clean Holdings, Inc 2021 Term Loan B, 3.843%, (US0001M + 3.750%), 08/27/25	149,559	0.1
440,000		Watlow Electric Manufacturing Company Term Loan B, 4.500%, (US0003M + 4.000%), 03/02/28	441,375	0.3
249,375		Weld North Education, LLC 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/21/27	249,713	0.1
553,259		Xperi Corporation 2020 Term Loan B, 4.093%, (US0001M + 4.000%), 06/02/25	554,504	0.3
			35,461,899	20.2

		Equipment Leasing: 0.1%
205,000		Rent-A-Center, Inc. 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 02/17/28	206,666	0.1

		Financial: 0.3%
457,125		Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	459,411	0.3

		Financial Intermediaries: 3.7%
219,444		Advisor Group, Inc. 2021 Term Loan, 4.593%, (US0001M + 4.500%), 07/31/26	220,199	0.1
230,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 6.131%, (US0003M + 6.000%), 05/04/29	228,850	0.1
385,000		AqGen Island Holdings, Inc. Term Loan, 3.631%, (US0003M + 3.500%), 05/20/28	384,158	0.2
1,190,124		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.093%, (US0001M + 3.000%), 06/15/25	1,179,525	0.7
1,026,506		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.843%, (US0001M + 2.750%), 08/21/25	1,019,321	0.6
610,388		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	614,266	0.4
1,207,812		Edelman Financial Center, LLC 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 04/07/28	1,210,580	0.7
269,289		First Eagle Holdings, Inc. 2020 Term Loan B, 2.703%, (US0003M + 2.500%), 02/01/27	266,911	0.2
59,000	(1)	HighTower Holdings LLC 2021 Delayed Draw Term Loan, 4.381%, (US0003M + 4.250%), 04/30/28	59,295	0.0
236,000		HighTower Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 04/30/28	237,180	0.1
226,603		VFH Parent LLC 2019 Term Loan B, 3.098%, (US0001M + 3.000%), 03/01/26	226,858	0.1
568,500		Victory Capital Holdings, Inc. 2021 Term Loan B, 2.444%, (US0003M + 2.250%), 07/01/26	567,648	0.3
310,000		Zebra Buyer LLC Term Loan B, 3.381%, (US0003M + 3.250%), 04/21/28	311,598	0.2
			6,526,389	3.7

		Food Products: 2.6%
615,776		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.593%, (US0001M + 3.500%), 10/01/25	615,941	0.3
273,546		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	275,113	0.2
535,971		B&G Foods, Inc. 2019 Term Loan B4, 2.593%, (US0001M + 2.500%), 10/10/26	536,585	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Products: (continued)
408,450		CHG PPC Parent LLC 2018 Term Loan B, 2.843%, (US0001M + 2.750%), 03/31/25	$406,918	0.2
967,575		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/27	967,212	0.5
639,919		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/25	638,479	0.4
327,500	(3),(4),(5)	NPC International, Inc. 2nd Lien Term Loan, 7.631%, (US0003M + 7.500%), 04/18/25	6,550	0.0
821,763		Sigma Bidco B.V. 2018 USD Term Loan B, 3.260%, (US0006M + 3.000%), 07/02/25	809,864	0.5
359,100		Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/27	360,062	0.2
			4,616,724	2.6

		Food Service: 1.9%
1,966,949		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/23	1,953,562	1.1
1,011,400		H Food Holdings LLC 2018 Term Loan B, 3.780%, (US0001M + 3.688%), 05/23/25	1,007,607	0.6
238,769		Tacala, LLC 1st Lien Term Loan, 4.500%, (US0001M + 3.750%), 02/05/27	238,881	0.1
185,000		Zaxbys Operating Company LLC 1st Lien Term Loan, 4.500%, (US0001M + 3.750%), 12/28/27	185,486	0.1
			3,385,536	1.9

		Food/Drug Retailers: 2.7%
EUR 1,000,000		CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.250%, (EUR003M + 3.250%), 06/23/25	1,218,518	0.7
1,290,120		EG Finco Limited 2018 USD Term Loan, 4.203%, (US0003M + 4.000%), 02/07/25	1,277,621	0.7
591,188		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	523,201	0.3
452,887		Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/24	478,928	0.2
477,725		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	479,517	0.3
849,051		United Natural Foods, Inc. Term Loan B, 3.593%, (US0001M + 3.500%), 10/22/25	850,997	0.5
			4,828,782	2.7

		Forest Products: 0.6%
244,373		Blount International Inc. 2018 Term Loan B, 4.750%, (US0001M + 3.750%), 04/12/23	245,290	0.1
487,575		LABL, Inc. 2021 USD Term Loan B, 4.093%, (US0001M + 4.000%), 07/01/26	487,009	0.3
255,000		Spa Holdings 3 Oy USD Term Loan B, 4.194%, (US0003M + 4.000%), 02/04/28	255,797	0.2
			988,096	0.6

		Health Care: 12.0%
342,125		Accelerated Health Systems, LLC Term Loan B, 3.593%, (US0001M + 3.500%), 10/31/25	340,842	0.2
920,000		ADMI Corp. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 12/23/27	913,445	0.5
139,593		Agiliti Health, Inc Term Loan, 2.875%, (US0001M + 2.750%), 01/04/26	139,593	0.1
785,959		Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	778,222	0.4
239,400		ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	240,298	0.1
830,000		Athenahealth, Inc. 2021 Term Loan B1, 4.410%, (US0003M + 4.250%), 02/11/26	834,772	0.5
66,794	(1)	Cano Health LLC Delayed Draw Term Loan, 5.500%, (US0006M + 4.750%), 11/19/27	66,888	0.0
182,748		Cano Health LLC Term Loan, 5.500%, (US0003M + 4.750%), 11/19/27	183,005	0.1
170,000		CBI Buyer, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 01/06/28	169,894	0.1
240,000		CCRR Parent, Inc Term Loan B, 5.000%, (US0003M + 4.250%), 03/06/28	241,050	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
456,942		CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.000%, (US0006M + 3.000%), 06/07/23	$457,027	0.3
481,624		Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/27	483,932	0.3
1,212,100		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.843%, (US0001M + 3.750%), 10/10/25	1,039,376	0.6
150,000		eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/27	150,727	0.1
1,352,034		ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0003M + 3.250%), 07/27/23	1,355,897	0.8
653,363		Global Medical Response, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 10/02/25	656,970	0.4
895,098		GoodRx, Inc. 1st Lien Term Loan, 2.843%, (US0001M + 2.750%), 10/10/25	893,579	0.5
670,279		Inovalon Holdings, Inc. 2020 Term Loan B1, 2.875%, (US0001M + 2.750%), 04/02/25	666,509	0.4
290,575		Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001W + 4.500%), 06/14/24	291,301	0.2
320,000		MedRisk, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/28	320,240	0.2
813,466		MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	813,466	0.5
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.000%, (US0003M + 7.250%), 02/16/29	153,000	0.1
20,581		National Mentor Holdings, Inc. 2021 Term Loan C, 4.500%, (US0003M + 3.750%), 02/18/28	20,551	0.0
617,425		National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 02/18/28	619,290	0.4
67,917	(1)	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/02/28	68,122	0.0
150,000		nThrive, Inc. 2021 1st Lien Term Loan, 4.500%, (US0006M + 3.750%), 01/28/28	149,719	0.1
EUR 990,000		Ortho-Clinical Diagnostics SA EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/30/25	1,209,015	0.7
320,000		Pacific Dental Services,LLC 2021 Term Loan, 3.586%, (US0001M + 3.500%), 04/20/28	321,500	0.2
345,000		Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.250%, (US0003M + 3.500%), 11/30/27	346,078	0.2
392,070		Pathway Vet Alliance LLC 2021 Term Loan, 3.843%, (US0001M + 3.750%), 03/31/27	391,212	0.2
309,215		PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/25	309,843	0.2
1,051,342		Phoenix Guarantor Inc 2020 Term Loan B, 3.343%, (US0001M + 3.250%), 03/05/26	1,043,129	0.6
150,000		PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0003M + 3.000%), 12/29/27	150,375	0.1
200,000		Press Ganey Holdings, Inc. 2021 Term Loan B, 3.881%, (US0003M + 3.750%), 07/24/26	200,375	0.1
215,000		Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/28	214,808	0.1
255,000		RadNet, Inc. 2021 Term Loan, 4.000%, (US0003M + 3.000%), 04/22/28	255,053	0.1
789,599		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.843%, (US0001M + 3.750%), 11/16/25	790,586	0.4
190,000		Resonetics, LLC 2021 Term Loan, 4.436%, (US0003M + 4.250%), 04/28/28	190,178	0.1
249,375		RxBenefits, Inc. 2020 Term Loan, 6.000%, (US0003M + 5.250%), 12/17/27	249,998	0.1
54,712		Select Medical Corporation 2017 Term Loan B, 2.370%, (US0001M + 2.250%), 03/06/25	54,472	0.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
490,000	Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0003M + 2.750%), 12/11/26	$488,673	0.3
EUR 1,000,000	Sunrise Medical 2018 EUR Term Loan B, 3.500%, (EUR0012M + 3.500%), 04/16/25	1,216,021	0.7
620,000	Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0003M + 3.750%), 08/31/26	621,937	0.4
305,000	U.S. Renal Care, Inc. 2021 Term Loan B, 6.500%, (US0001M + 5.500%), 06/26/26	304,619	0.2
249,375	Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/16/27	250,622	0.1
385,000	Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/30/28	383,396	0.2
		21,039,605	12.0

	Home Furnishings: 0.4%
375,000	Conair Holdings, LLC Term Loan B, 3.881%, (US0003M + 3.750%), 05/17/28	377,051	0.2
360,000	Hunter Fan Company 2021 Term Loan, 5.750%, (US0003M + 5.000%), 04/09/28	359,100	0.2
		736,151	0.4

	Industrial Equipment: 2.9%
463,789	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	465,347	0.3
356,787	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.610%, (US0001M + 3.500%), 11/17/25	354,111	0.2
378,767	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 5.750%, (US0003M + 5.000%), 04/20/27	381,134	0.2
1,527,271	Filtration Group Corporation 2018 1st Lien Term Loan, 3.093%, (US0001M + 3.000%), 03/29/25	1,515,626	0.8
753,674	Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.203%, (US0003M + 4.000%), 09/30/26	754,145	0.4
125,260	I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0003M + 4.000%), 02/16/28	126,030	0.1
678,538	Kenan Advantage Group, Inc. 2021 Term Loan B1, 4.500%, (US0001M + 3.750%), 03/24/26	679,810	0.4
342,413	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	342,627	0.2
512,428	Vertical Midco GmbH USD Term Loan B, 4.478%, (US0006M + 4.250%), 07/30/27	514,955	0.3
		5,133,785	2.9

	Insurance: 7.8%
1,236,814	Acrisure, LLC 2020 Term Loan B, 3.703%, (US0003M + 3.500%), 02/15/27	1,228,311	0.7
753,937	Alera Group Holdings, Inc. 2018 Term Loan B, 4.500%, (US0001M + 4.000%), 08/01/25	756,764	0.4
671,187	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.343%, (US0001M + 3.250%), 05/09/25	667,089	0.4
781,731	Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 10/08/27	784,011	0.5
914,328	Applied Systems, Inc. 2017 1st Lien Term Loan, 3.754%, (US0001M + 3.250%), 09/19/24	917,757	0.5
133,542	Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/25	135,378	0.1
415,438	Aretec Group, Inc. 2018 Term Loan, 4.343%, (US0003M + 4.250%), 10/01/25	415,178	0.2
1,544,780	AssuredPartners, Inc. 2020 Term Loan B, 3.593%, (US0001M + 3.500%), 02/12/27	1,537,471	0.9
735,892	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	736,944	0.4
489,678	Hub International Limited 2018 Term Loan B, 2.926%, (US0003M + 2.750%), 04/25/25	485,623	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Insurance: (continued)
1,560,081		NFP Corp. 2020 Term Loan, 3.343%, (US0001M + 3.250%), 02/15/27	$1,542,530	0.9
28,438	(1)	OneDigital Borrower LLC 2020 Delayed Draw Term Loan, 4.631%, (US0003M + 4.500%), 11/16/27	28,686	0.0
881,563		OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/27	889,276	0.5
303,475		Ryan Specialty Group, LLC Term Loan, 3.750%, (US0001M + 3.000%), 09/01/27	304,082	0.2
1,454,100		Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 3.843%, (US0001M + 3.750%), 09/03/26	1,451,829	0.8
1,833,500		USI, Inc. 2017 Repriced Term Loan, 3.203%, (US0003M + 3.000%), 05/16/24	1,822,041	1.0
			13,702,970	7.8

		Leisure Good/Activities/Movies: 3.8%
116,271		24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 5.193%, (US0003M + 5.000%), 12/29/25	102,899	0.1
293,409	(6)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 15.000%, (US0003M + 14.000%), 08/26/22	293,409	0.2
178,200		Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0001M + 4.500%), 08/01/26	179,054	0.1
446,474		AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.107%, (US0001M + 3.000%), 04/22/26	411,593	0.2
214,463		Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/27	214,178	0.1
887,800		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.953%, (US0003M + 2.750%), 09/18/24	855,494	0.5
5,468	(2)	Crown Finance US, Inc. 2020 Term Loan B1, 7.203% (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	6,903	0.0
560,000		CWGS Group, LLC 2021 Term Loan B, 2.631%, (US0003M + 2.500%), 05/24/28	556,500	0.3
368,348		Fitness International, LLC 2018 Term Loan B, 4.250%, (US0001M + 3.250%), 04/18/25	351,542	0.2
EUR 563		Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	689	0.0
EUR 1,000,000		GVC Holdings PLC 2019 EUR Term Loan B, 2.250%, (EUR006M + 2.250%), 03/29/24	1,216,021	0.7
210,000		Hayward Industries, Inc. 2021 Term Loan, 2.881%, (US0003M + 2.750%), 05/12/28	210,295	0.1
245,000		MajorDrive Holdings IV LLC Term Loan B, 4.131%, (US0003M + 4.000%), 05/12/28	245,727	0.2
351,149		National CineMedia, LLC 2021 Incremental Term Loan, 9.000%, (US0003M + 8.000%), 12/20/24	359,050	0.2
175,000		RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/28	175,547	0.1
EUR 745,180		Thor Industries, Inc. 2021 EUR Term Loan, 3.000%, (EUR001M + 3.000%), 02/01/26	912,874	0.5
376,338		WeddingWire, Inc. 1st Lien Term Loan, 4.685%, (US0003M + 4.500%), 12/19/25	376,573	0.2
140,000		WeddingWire, Inc. 2nd Lien Term Loan, 8.436%, (US0003M + 8.250%), 12/21/26	135,800	0.1
			6,604,148	3.8

		Lodging & Casinos: 4.3%
431,738		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	433,323	0.3
1,827,487		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.843%, (US0001M + 2.750%), 12/23/24	1,815,099	1.0
253,725		Caesars Resort Collection, LLC 2020 Term Loan B1, 4.593%, (US0001M + 4.500%), 07/21/25	255,013	0.2
150,000		ECL Entertainment, LLC Term Loan, 8.250%, (US0003M + 7.500%), 03/31/28	153,375	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos: (continued)
1,308,503	Everi Payments Inc. Term Loan B, 3.500%, (US0001M + 2.750%), 05/09/24	$1,304,414	0.7
1,645,325	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	1,640,183	0.9
445,000	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 3.131%, (US0003M + 3.000%), 05/20/28	446,113	0.3
190,000	J&J Ventures Gaming, LLC Term Loan, 4.750%, (US0001M + 4.000%), 04/07/28	191,187	0.1
544,180	Scientific Games International, Inc. 2018 Term Loan B5, 2.843%, (US0001M + 2.750%), 08/14/24	539,608	0.3
409,639	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.703%, (US0003M + 3.500%), 07/10/25	411,524	0.2
390,000	The Enterprise Development Authority Term Loan B, 5.000%, (US0003M + 4.250%), 02/18/28	391,219	0.2
		7,581,058	4.3

	Nonferrous Metals/Minerals: 0.6%
591,066	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	579,614	0.3
560,970	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	538,648	0.3
		1,118,262	0.6

	Oil & Gas: 1.6%
653,653	Brazos Delaware II, LLC Term Loan B, 4.194%, (US0003M + 4.000%), 05/21/25	638,619	0.4
779,228	Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	184,417	0.1
1,848,199	HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	1,261,396	0.7
682,826	Oryx Midstream Holdings LLC Term Loan B, 4.093%, (US0001M + 4.000%), 05/22/26	676,083	0.4
		2,760,515	1.6

	Publishing: 0.7%
149,251	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/28	149,438	0.1
496,250	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	508,449	0.3
500,000	Meredith Corporation 2020 Term Loan B2, 2.594%, (US0001M + 2.500%), 01/31/25	498,906	0.3
		1,156,793	0.7

	Radio & Television: 4.3%
694,425	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.685%, (US0003M + 3.500%), 08/21/26	673,939	0.4
227,648	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	227,647	0.1
1,013,584	Diamond Sports Group, LLC Term Loan, 3.350%, (US0001M + 3.250%), 08/24/26	731,935	0.4
849,522	iHeartCommunications, Inc. 2020 Term Loan, 3.093%, (US0001M + 3.000%), 05/01/26	841,876	0.5
652,684	NASCAR Holdings, Inc Term Loan B, 2.843%, (US0001M + 2.750%), 10/19/26	652,071	0.4
832,516	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.610%, (US0001M + 2.500%), 09/18/26	831,562	0.5
755,875	Sinclair Television Group Inc. Term Loan B2B, 2.600%, (US0001M + 2.500%), 09/30/26	750,773	0.4
1,533,962	Terrier Media Buyer, Inc. 2021 Term Loan, 3.594%, (US0001M + 3.500%), 12/17/26	1,529,169	0.9
656,299	Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/15/26	659,293	0.4
629,965	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	629,818	0.3
		7,528,083	4.3

	Retailers (Except Food & Drug): 4.7%
515,000	CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/08/27	516,247	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
425,000	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/26	$426,594	0.2
892,763	Great Outdoors Group, LLC 2021 Term Loan B, 5.000%, (US0006M + 4.250%), 03/06/28	900,797	0.5
1,736,275	Harbor Freight Tools USA, Inc. 2020 Term Loan B, 3.750%, (US0001M + 3.000%), 10/19/27	1,742,062	1.0
1,886,218	Leslies Poolmart, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 03/04/28	1,882,535	1.1
391,879	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0001M + 8.000%), 12/01/25	319,381	0.2
129,186	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/25	125,310	0.1
390,000	Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 04/15/28	391,523	0.2
EUR 1,000,000	Peer Holding III B.V. 2019 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 01/16/27	1,220,974	0.7
435,000	Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.250%), 03/03/28	435,505	0.2
300,000	Tory Burch LLC Term Loan B, 4.000%, (US0001M + 3.500%), 04/14/28	300,188	0.2
		8,261,116	4.7

	Surface Transport: 2.0%
190,000	American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/28	189,486	0.1
370,000	LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 04/30/28	370,465	0.2
1,387,968	Navistar International Corporation 2017 1st Lien Term Loan B, 3.593%, (US0001M + 3.500%), 11/06/24	1,389,991	0.8
750,000	PODS, LLC 2021 Term Loan B, 3.750%, (US0001M + 3.000%), 03/31/28	749,687	0.4
767,177	Savage Enterprises LLC 2020 Term Loan B, 3.100%, (US0001M + 3.000%), 08/01/25	768,436	0.5
		3,468,065	2.0

	Technology: 2.1%
1,164,591	Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	1,151,570	0.6
855,000	RealPage, Inc. Term Loan B 1L, 3.750%, (US0003M + 3.250%), 04/24/28	855,119	0.5
1,054,707	UKG, Inc. - TL 1L, 4.000%, (US0003M + 3.250%), 05/04/26	1,058,002	0.6
701,479	Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/25	707,617	0.4
		3,772,308	2.1

	Telecommunications: 9.6%
1,264,150	Altice Financing SA USD 2017 1st Lien Term Loan, 2.953%, (US0003M + 2.750%), 01/31/26	1,247,558	0.7
816,000	Altice France S.A. USD Term Loan B11, 2.936%, (US0003M + 2.750%), 07/31/25	805,698	0.5
1,442,651	Altice France S.A. USD Term Loan B12, 3.871%, (US0003M + 3.688%), 01/31/26	1,434,084	0.8
665,755	Asurion LLC 2018 Term Loan B6, 3.093%, (US0001M + 3.000%), 11/03/23	664,819	0.4
1,803,121	Asurion LLC 2020 Term Loan B8, 3.341%, (US0001M + 3.250%), 12/23/26	1,796,781	1.0
255,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.343%, (US0001M + 5.250%), 01/31/28	258,214	0.1
590,000	Asurion LLC 2021 Term Loan B9, 3.343%, (US0001M + 3.250%), 07/31/27	587,849	0.3
760,000	Avaya, Inc. 2021 Term Loan B2, 4.101%, (US0001M + 4.000%), 12/15/27	763,681	0.4
149,250	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0001M + 3.250%), 11/30/27	149,763	0.1
660,000	CCI Buyer, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	662,475	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
255,000	Cologix, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/01/28	$255,574	0.1
834,781	CommScope, Inc. 2019 Term Loan B, 3.343%, (US0001M + 3.250%), 04/06/26	833,043	0.5
1,004,850	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/26	1,007,488	0.6
149,625	Eagle Broadband Investments LLC Term Loan, 3.750%, (US0003M + 3.000%), 11/12/27	149,625	0.1
729,032	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.703%, (US0003M + 3.500%), 08/01/24	672,645	0.4
1,928,228	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.343%, (US0001M + 4.250%), 11/29/25	1,775,175	1.0
552,797	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.343%, (US0001M + 8.250%), 11/29/26	447,305	0.2
195,000	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/28	194,756	0.1
1,221,734	GTT Communications, Inc. 2018 USD Term Loan B, 2.953%, (US0003M + 2.750%), 05/31/25	1,008,948	0.6
118,230	GTT Communications, Inc. 2020 Delayed Draw Term Loan, 6.000%, (US0001M + 5.000%), 12/31/21	120,594	0.1
103,283	GTT Communications, Inc. 2020 Term Loan, 6.000%, (US0001M + 5.000%), 12/31/21	105,306	0.1
491,149	Iridium Satellite LLC 2021 Term Loan B, 3.750%, (US0001M + 2.750%), 11/04/26	493,221	0.3
192,916	Northwest Fiber, LLC 2021 Term Loan, 3.848%, (US0001M + 3.750%), 04/30/27	193,127	0.1
960,000	Zayo Group Holdings, Inc. USD Term Loan, 3.093%, (US0001M + 3.000%), 03/09/27	954,257	0.5
305,000	Ziggo Financing Partnership USD Term Loan I, 2.601%, (US0001M + 2.500%), 04/30/28	302,776	0.2
		16,884,762	9.6

	Utilities: 1.1%
726,295	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	709,954	0.4
285,863	Sabre Industries, Inc. 2019 Term Loan B, 3.343%, (US0001M + 3.250%), 04/15/26	284,791	0.2
757,564	Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	750,935	0.4
245,000	Tiger Acquisition, LLC 2021 Term Loan, 3.381%, (US0003M + 3.250%), 05/24/28	244,694	0.1
		1,990,374	1.1

	Total Senior Loans
	(Cost $246,892,170)	246,347,562	140.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.1%
135,911	(7)	24 Hour Fitness Worldwide, Inc.	$317,080	0.2
181,068	(7)	24 Hour Fitness Worldwide, Inc. - Preferred	475,303	0.3
25,562		Cineworld Group PLC	20,315	0.0
58,667	(7)	Covia Specialty Minerals, Inc.	513,336	0.3
23,578	(7)	Cumulus Media, Inc. Class-A	258,886	0.2
7,413	(7)	Harvey Gulf International Marine LLC	29,652	0.0
16,636	(7)	Harvey Gulf International Marine LLC - Warrants	66,544	0.1
4,941	(7)	iQor	65,716	0.0
41,629	(7)	Longview Power LLC	93,665	0.0
7,268	(7)	Mens Wearhouse, Inc.	9,267	0.0
29,663	(6),(7)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856	(7)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
	Total Equities and Other Assets
	(Cost $2,843,251)		1,850,193	1.1

	Total Investments (Cost $249,735,421)		$248,197,755	141.2
	Liabilities in Excess of Other Assets		(72,397,281)	(41.2)
	Net Assets		$175,800,474	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(3)	Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(4)	The borrower has filed for protection in federal bankruptcy court.
(5)	Senior Loan is on non-accrual status at May 31, 2021.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR003M	3-month EURIBOR
EUR0012M	12-month EURIBOR
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Senior Loans	$–	$246,054,153	$293,409	$246,347,562
Equities and Other Assets	258,886	1,591,307	–	1,850,193
Total Investments, at fair value	$258,886	$247,645,460	$293,409	$248,197,755
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(182,484)	$–	$(182,484)
Total Liabilities	$–	$(182,484)	$–	$(182,484)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

At May 31, 2021, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 11,699,187	EUR 9,742,000	State Street Bank & Trust Co.	06/10/21	$(182,484)
				$(182,484)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $249,901,928.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,138,515
Gross Unrealized Depreciation	(4,910,393)

Net Unrealized Depreciation	$(1,771,878)